Income Tax Recovery (Expense) - Summary of Income Tax Recovery (Expense) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	$ 1,322	$ 2,482	$ 9,708
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	4,534	6,805	7,394
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	(3,303)	(4,798)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(17,642)	(9,153)	(5,000)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	1,455
Foreign exchange gains on freight tax expenses		(3,240)	(1,537)
Unrecognized Tax Benefits	31,073	41,404	47,813	$ 42,046
Interest and penalties on freight tax expenses (recoveries)	$ 4,800	$ 7,600	$ 6,200